Note 5 - Deposit on Mill Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of option payments [text block]
	$	$
	USD	CAD
Balance, December 31, 2016		1,280,383
Additions: purchase price deposits	2,000,000	2,647,600
Additions: mobilization payments	767,500	995,226
Balance, December 31, 2017		4,923,209
Additions: purchase price deposits	3,750,000	4,876,500
Additions: mobilization payments	2,211,300	2,818,400
		12,618,109
Transfer to property, plant and equipment		(12,618,109)
Balance, December 31, 2018		-